Restricted Cash, Deposits and Marketable Securities (Schedule of Restricted Cash) (Details) € in Thousands, $ in Thousands		Jun. 30, 2022 EUR (€)		Jun. 30, 2022 USD ($) [2]	Dec. 31, 2021 EUR (€)
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Marketable securities		€ 1,761	[1]	$ 1,830	€ 1,946	[1]
Short-term restricted cash		4,280	[3]	4,447	1,000	[3]
Short-term deposits		0		$ 0	28,410
Long-term restricted non-interest bearing bank deposits	[3]	€ 20,379			€ 15,630

[1]	During 2021, the Company invested in a traded Corporate Bond with a coupon rate of 3.255%.
[2]	* Convenience translation into US$ (exchange rate as at June 30, 2022: EUR 1 = US$1.039)
[3]	Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel in 2021 and to secure obligations under loan agreements.